Other Accounts Payable (Details) - Schedule of other accounts payable - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule of other accounts payable [Abstract]
Employees salaries and related liabilities	$ 339	$ 295
Related parties	275	98
Accrued expenses	82	148
Other	29	8
Total	$ 725	$ 549